LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM DEBT
Schedule of long-term debt

	Effective interest rate as of December 31, 2018	December 31, 2018	December 31, 2017

Bank credit facilities (i)	3.24%	$741,996	$5,357
Senior Notes (ii)		3,502,400	3,289,200
Total long-term debt		4,244,396	3,294,557

Change in fair value related to hedged interest rate risk		2,417	5,789
Financing cost, net of amortization		(27,215)	(30,016)
		(24,798)	(24,227)
		4,219,598	3,270,330

Less current portion		—	(5,357)
		$4,219,598	$3,264,973
(i)

The bank credit facility provides for a $1,500 million ($965.0 million) secured revolving credit facility that matures in July 2023. The revolving credit facility bears interest at Bankers’ acceptance rate, U.S. London Interbank Offered Rate (“LIBOR”), Canadian prime rate or U.S. prime rate, plus a margin, depending on the Corporation’s leverage ratio. The bank credit facility is secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of the Corporation and most of its wholly owned subsidiaries. As of December 31, 2018, the bank credit facility was secured by assets with a carrying value of $7,645.9 million ($6,665.7 million in 2017). The bank credit facility contains covenants such as maintaining certain financial ratios, limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2018, an amount of $742.0 million had been drawn on the secured revolving credit facility (no amount was drawn in 2017, while $5.4 million was outstanding in 2017 on an export financing facility that matured in June 2018).

In December 2018, the Corporation entered into new unsecured on demand credit facilities, under which letters of credit were issued and filed with ISED Canada as pre-auction financial deposits in respect to its application to participate in the 600 MHz spectrum auction. Under ISED Canada published rules respecting restrictions on communications during the auction process, it is strictly forbidden for the Corporation to disclose the amount of the letters of credit, which can be withdrawn by the Corporation at anytime prior to the auction commencement.

(ii)

The Senior Notes are unsecured and contain certain restrictions on the Corporation, including limitations on its ability to incur additional indebtedness, pay dividends or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make‑whole formula during the first five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make-whole formula at any time prior to their maturity. The Notes are guaranteed by specific subsidiaries of the Corporation. The following table summarizes terms of the outstanding Senior Notes as of December 31, 2018:

				Effective interest rate
			Annual nominal	(after discount at		Interest payable
Principal amount			interest rate	issuance)	Maturity date	every 6 months on
US$	800,000		5.000%	5.000%	July 15, 2022	January and July 15
US$	600,000		5.375%	5.375%	June 15, 2024	June and December 15
	$400,000		5.625%	5.625%	June 15, 2025	April and October 15
	$375,000		5.750%	5.750%	January 15, 2026	March and September 15
US$	600,000	[1]	5.125%	5.125%	April 15, 2027	April and October 15
[1]	The Notes were issued in April 2017 for net proceeds of $794.5 million, net of financing fees of $9.9 million.

Schedule of principal repayments of long-term debt

2019	$—
2020	—
2021	—
2022	1,090,960
2023	741,996
2024 and thereafter	2,411,440